Annual Fund Operating Expenses	Apr. 30, 2024
Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.57%
Invesco AI and Next Gen Software ETF | Invesco AI and Next Gen Software ETF | Invesco AI and Next Gen Software ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.58%
Invesco Biotechnology & Genome ETF | Invesco Biotechnology & Genome ETF | Invesco Biotechnology & Genome ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.58%
Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Bloomberg Analyst Rating Improvers ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Invesco Bloomberg MVP Multi-factor ETF | Invesco Bloomberg MVP Multi-factor ETF | Invesco Bloomberg MVP Multi-factor ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[2]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%
Invesco Building & Construction ETF | Invesco Building & Construction ETF | Invesco Building & Construction ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.57%
Invesco BuyBack Achievers ETF | Invesco BuyBack Achievers ETF | Invesco BuyBack Achievers ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.61%
Invesco Dividend Achievers ETF | Invesco Dividend Achievers ETF | Invesco Dividend Achievers ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.52%
Invesco Dorsey Wright Basic Materials Momentum ETF | Invesco Dorsey Wright Basic Materials Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Dorsey Wright Basic Materials Momentum ETF | Invesco Dorsey Wright Basic Materials Momentum ETF | Invesco Dorsey Wright Basic Materials Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.25%	[3]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.15%)	[4]
Net Expenses (as a percentage of Assets)	0.60%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.36%	[5]
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.26%)	[6]
Net Expenses (as a percentage of Assets)	0.60%
Invesco Dorsey Wright Consumer Staples Momentum ETF | Invesco Dorsey Wright Consumer Staples Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Dorsey Wright Consumer Staples Momentum ETF | Invesco Dorsey Wright Consumer Staples Momentum ETF | Invesco Dorsey Wright Consumer Staples Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.26%	[7]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.16%)	[8]
Net Expenses (as a percentage of Assets)	0.60%
Invesco Dorsey Wright Energy Momentum ETF | Invesco Dorsey Wright Energy Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Dorsey Wright Energy Momentum ETF | Invesco Dorsey Wright Energy Momentum ETF | Invesco Dorsey Wright Energy Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.15%)	[9]
Net Expenses (as a percentage of Assets)	0.60%
Invesco Dorsey Wright Financial Momentum ETF | Invesco Dorsey Wright Financial Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Dorsey Wright Financial Momentum ETF | Invesco Dorsey Wright Financial Momentum ETF | Invesco Dorsey Wright Financial Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.34%	[10]
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.24%)	[11]
Net Expenses (as a percentage of Assets)	0.60%
Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.11%)	[12]
Net Expenses (as a percentage of Assets)	0.60%
Invesco Dorsey Wright Industrials Momentum ETF | Invesco Dorsey Wright Industrials Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Dorsey Wright Industrials Momentum ETF | Invesco Dorsey Wright Industrials Momentum ETF | Invesco Dorsey Wright Industrials Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.21%	[13]
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.11%)	[14]
Net Expenses (as a percentage of Assets)	0.60%
Invesco Dorsey Wright Momentum ETF | Invesco Dorsey Wright Momentum ETF | Invesco Dorsey Wright Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.62%
Invesco Dorsey Wright Technology Momentum ETF | Invesco Dorsey Wright Technology Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Dorsey Wright Technology Momentum ETF | Invesco Dorsey Wright Technology Momentum ETF | Invesco Dorsey Wright Technology Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.08%)	[15]
Net Expenses (as a percentage of Assets)	0.60%
Invesco Dorsey Wright Utilities Momentum ETF | Invesco Dorsey Wright Utilities Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Dorsey Wright Utilities Momentum ETF | Invesco Dorsey Wright Utilities Momentum ETF | Invesco Dorsey Wright Utilities Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.24%)	[16]
Net Expenses (as a percentage of Assets)	0.60%
Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.07%
Invesco Energy Exploration & Production ETF | Invesco Energy Exploration & Production ETF | Invesco Energy Exploration & Production ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.63%
Invesco Financial Preferred ETF | Invesco Financial Preferred ETF | Invesco Financial Preferred ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.54%
Invesco Food & Beverage ETF | Invesco Food & Beverage ETF | Invesco Food & Beverage ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.62%
Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.39%
Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.01%)	[17]
Net Expenses (as a percentage of Assets)	0.39%
Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	1.11%	[18]
Expenses (as a percentage of Assets)	1.80%
Fee Waiver or Reimbursement	(0.01%)	[19]
Net Expenses (as a percentage of Assets)	1.79%
Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.04%)	[20]
Net Expenses (as a percentage of Assets)	0.67%
Invesco High Yield Equity Dividend Achievers ETF | Invesco High Yield Equity Dividend Achievers ETF | Invesco High Yield Equity Dividend Achievers ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.53%
Invesco International Dividend Achievers ETF | Invesco International Dividend Achievers ETF | Invesco International Dividend Achievers ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.53%
Invesco Large Cap Growth ETF | Invesco Large Cap Growth ETF | Invesco Large Cap Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.56%
Invesco Large Cap Value ETF | Invesco Large Cap Value ETF | Invesco Large Cap Value ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.53%
Invesco Leisure and Entertainment ETF | Invesco Leisure and Entertainment ETF | Invesco Leisure and Entertainment ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.57%
Invesco MSCI Sustainable Future ETF | Invesco MSCI Sustainable Future ETF | Invesco MSCI Sustainable Future ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.01%	[21]
Expenses (as a percentage of Assets)	0.67%
Invesco NASDAQ Internet ETF | Invesco NASDAQ Internet ETF | Invesco NASDAQ Internet ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Invesco Next Gen Connectivity ETF | Invesco Next Gen Connectivity ETF | Invesco Next Gen Connectivity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[22]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Invesco Next Gen Media and Gaming ETF | Invesco Next Gen Media and Gaming ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Next Gen Media and Gaming ETF | Invesco Next Gen Media and Gaming ETF | Invesco Next Gen Media and Gaming ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.22%)	[23]
Net Expenses (as a percentage of Assets)	0.61%
Invesco Oil & Gas Services ETF | Invesco Oil & Gas Services ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Oil & Gas Services ETF | Invesco Oil & Gas Services ETF | Invesco Oil & Gas Services ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.06%)	[24]
Net Expenses (as a percentage of Assets)	0.66%
Invesco Pharmaceuticals ETF | Invesco Pharmaceuticals ETF | Invesco Pharmaceuticals ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.56%
Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.05%	[25]
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	(0.05%)	[26]
Net Expenses (as a percentage of Assets)	0.25%
Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[27]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%
Invesco S&P 500 Equal Weight ETF | Invesco S&P 500 Equal Weight ETF | Invesco S&P 500 Equal Weight ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Invesco S&P 500 (R) Equal Weight Communication Services ETF | Invesco S&P 500 (R) Equal Weight Communication Services ETF | Invesco S&P 500 (R) Equal Weight Communication Services ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Invesco S&P 500 Equal Weight Consumer Discretionary ETF | Invesco S&P 500 Equal Weight Consumer Discretionary ETF | Invesco S&P 500 Equal Weight Consumer Discretionary ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Invesco S&P 500 Equal Weight Consumer Staples ETF | Invesco S&P 500 Equal Weight Consumer Staples ETF | Invesco S&P 500 Equal Weight Consumer Staples ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Invesco S&P 500 Equal Weight Energy ETF | Invesco S&P 500 Equal Weight Energy ETF | Invesco S&P 500 Equal Weight Energy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Invesco S&P 500 Equal Weight Financials ETF | Invesco S&P 500 Equal Weight Financials ETF | Invesco S&P 500 Equal Weight Financials ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Invesco S&P 500 Equal Weight Health Care ETF | Invesco S&P 500 Equal Weight Health Care ETF | Invesco S&P 500 Equal Weight Health Care ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Invesco S&P 500 Equal Weight Industrials ETF | Invesco S&P 500 Equal Weight Industrials ETF | Invesco S&P 500 Equal Weight Industrials ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Invesco S&P 500 Equal Weight Materials ETF | Invesco S&P 500 Equal Weight Materials ETF | Invesco S&P 500 Equal Weight Materials ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Invesco S&P 500 (R) Equal Weight Real Estate ETF | Invesco S&P 500 (R) Equal Weight Real Estate ETF | Invesco S&P 500 (R) Equal Weight Real Estate ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Invesco S&P 500 Equal Weight Technology ETF | Invesco S&P 500 Equal Weight Technology ETF | Invesco S&P 500 Equal Weight Technology ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Invesco S&P 500 Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Invesco S&P 500 GARP ETF | Invesco S&P 500 GARP ETF | Invesco S&P 500 GARP ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.36%
Invesco S&P 500 Pure Growth ETF | Invesco S&P 500 Pure Growth ETF | Invesco S&P 500 Pure Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
Invesco S&P 500 Pure Value ETF | Invesco S&P 500 Pure Value ETF | Invesco S&P 500 Pure Value ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
Invesco S&P 500 Quality ETF | Invesco S&P 500 Quality ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco S&P 500 Quality ETF | Invesco S&P 500 Quality ETF | Invesco S&P 500 Quality ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.06%	[28]
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.06%)	[29]
Net Expenses (as a percentage of Assets)	0.15%
Invesco S&P 500 Top 50 ETF | Invesco S&P 500 Top 50 ETF | Invesco S&P 500 Top 50 ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.24%	[30]
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.14%)	[31]
Net Expenses (as a percentage of Assets)	0.39%
Invesco S&P MidCap 400 GARP ETF | Invesco S&P MidCap 400 GARP ETF | Invesco S&P MidCap 400 GARP ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[32]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
Invesco S&P MidCap 400 Pure Growth ETF | Invesco S&P MidCap 400 Pure Growth ETF | Invesco S&P MidCap 400 Pure Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
Invesco S&P MidCap 400 Pure Value ETF | Invesco S&P MidCap 400 Pure Value ETF | Invesco S&P MidCap 400 Pure Value ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
Invesco S&P MidCap Momentum ETF | Invesco S&P MidCap Momentum ETF | Invesco S&P MidCap Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.05%	[33]
Expenses (as a percentage of Assets)	0.34%
Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.06%)	[34]
Net Expenses (as a percentage of Assets)	0.25%
Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.02%)	[35]
Net Expenses (as a percentage of Assets)	0.39%
Invesco S&P SmallCap 600 Pure Growth ETF | Invesco S&P SmallCap 600 Pure Growth ETF | Invesco S&P SmallCap 600 Pure Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
Invesco S&P SmallCap 600 Pure Value ETF | Invesco S&P SmallCap 600 Pure Value ETF | Invesco S&P SmallCap 600 Pure Value ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.01%)	[36]
Net Expenses (as a percentage of Assets)	0.39%
Invesco S&P SmallCap Value with Momentum ETF | Invesco S&P SmallCap Value with Momentum ETF | Invesco S&P SmallCap Value with Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.37%
Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.21%	[37]
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.07%)	[38]
Net Expenses (as a percentage of Assets)	0.64%
Invesco Semiconductors ETF | Invesco Semiconductors ETF | Invesco Semiconductors ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.56%
Invesco Water Resources ETF | Invesco Water Resources ETF | Invesco Water Resources ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.59%
Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.65%
Invesco Zacks Mid-Cap ETF | Invesco Zacks Mid-Cap ETF | Invesco Zacks Mid-Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.69%
Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.23%	[39]
Acquired Fund Fees and Expenses	0.40%	[40]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.01%)	[41]
Net Expenses (as a percentage of Assets)	1.12%

[1]	Effective March 25, 2024, the Fund's management fee was reduced. “Management Fees” have been restated to reflect current fees.
[2]	Effective August 28, 2023, the Fund's management fee was reduced. “Management Fees” have been restated to reflect current fees.
[3]	“Other Expenses” have been restated to reflect current fees.
[4]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[5]	“Other Expenses” have been restated to reflect current fees.
[6]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[7]	“Other Expenses” have been restated to reflect current fees.
[8]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[9]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[10]	“Other Expenses” have been restated to reflect current fees.
[11]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[12]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[13]	“Other Expenses” have been restated to reflect current fees.
[14]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[15]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[16]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[17]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[18]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[19]	Through August 31, 2026, Invesco Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.
[20]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, licensing fees, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[21]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[22]	Effective August 28, 2023, the Fund's management fee was reduced. “Management Fees” have been restated to reflect current fees.
[23]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, licensing fees, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[24]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, licensing fees, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[25]	“Other Expenses” have been restated to reflect current fees.
[26]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.25% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[27]	Effective January 5, 2024, the Fund's management fee was reduced. “Management Fees” have been restated to reflect current fees.
[28]	“Other Expenses” have been restated to reflect current fees.
[29]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.15% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[30]	“Other Expenses” have been restated to reflect current fees.
[31]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[32]	Effective August 28, 2023, the Fund's management fee was reduced. “Management Fees” have been restated to reflect current fees.
[33]	“Other Expenses” have been restated to reflect current fees.
[34]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.25% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[35]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[36]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[37]	“Other Expenses” have been restated to reflect current fees.
[38]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, licensing fees, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[39]	“Other Expenses” have been restated to reflect current fees.
[40]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[41]	Through August 31, 2026, Invesco Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees the Adviser or an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds or other funds managed by the Adviser or that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.